Employee Benefits Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefits Expenses [Abstract]
Schedule of Employee Benefits Expenses
	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Salaries and other short term employee benefits	5,597	2,231	1,195
Payments to defined contribution pension schemes	146	59	38
Share based compensations	3,221	-	3,810
Total	8,964	2,290	5,043